UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Black Horse Capital Management LLC
Address:          338 S. Sharon Amity Road, #202
                  Charlotte, North Carolina 28211


Form 13F File Number: 028-13532

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dale Chappell
Title:            Managing Member
Phone:            646-415-8246

Signature, Place, and Date of Signing:

/s/ Dale Chappell            Charlotte, North Carolina     November 15, 2010
--------------------------   ------------------------      -----------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     27

Form 13F Information Table Value Total:     $118,050 (thousands)


List of Other Included Managers:

None.


FORM 13F INFORMATION TABLE                       Name of Reporting Manager:            Black Horse Capital Management LLC
For Quarter Ended: 9/30/2010

                                                                                                                 VOTING AUTHORITY
                               TITLE OF                        VALUE   SHARES/    SHR/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                 CLASS             CUSIP        (x$1000) PRN AMT    PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
ATLANTIC TELE NETWORK INC      COM NEW           049079 20 5  13,780     279,857  SH          SOLE                279,857  0     0
BANK OF AMERICA CORPORATION    COM               060505 10 4   1,076      82,154  SH          SOLE                 82,154  0     0
BUILD A BEAR WORKSHOP          COM               120076 10 4     294      48,649  SH          SOLE                 48,649  0     0
BUILDERS FIRSTSOURCE INC       COM               12008R 10 7     214      93,831  SH          SOLE                 93,831  0     0
COHEN & CO INC                 COM               19248U 10 5     115      25,875  SH          SOLE                 25,875  0     0
CONSUMER PORTFOLIO SVCS INC    COM               210502 10 0      57      64,563  SH          SOLE                 64,563  0     0
COVANTA HLDG CORP              COM               22282E 10 2   2,326     147,655  SH          SOLE                147,655  0     0
CPEX PHARMACEUTICALS INC       COM               12620N 10 4   2,789     121,107  SH          SOLE                121,107  0     0
CYPRESS BIOSCIENCES INC        COM PAR $.02      232674 50 7   5,017   1,303,181  SH          SOLE              1,303,181  0     0
DG FASTCHANNEL INC             COM               23326R 10 9   5,275     242,550  SH          SOLE                242,550  0     0
EVOLVING SYS INC               COM NEW           30049R 20 9   1,119     149,189  SH          SOLE                149,189  0     0
GRAVITY CO LTD                 SPONSORED ADR     38911N 10 7     171     114,136  SH          SOLE                114,136  0     0
ISHARES TR                     BARCLYS 20+ YR    464287 43 2   3,571      33,844  SH          SOLE                 33,844  0     0
ISHARES TR                     BARCLYS 20+ YR    464287 43 2   4,801      45,500  SH   CALL   SOLE                 45,500  0     0
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U 10 0   6,152     110,000  SH   CALL   SOLE                110,000  0     0
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U 10 0   1,122      20,067  SH          SOLE                 20,067  0     0
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U 10 0   1,230      22,000  SH   CALL   SOLE                 22,000  0     0
MEDQUIST INC                   COM               584949 10 1  10,077   1,150,295  SH          SOLE              1,150,295  0     0
NAUTILUS INC                   COM               63910B 10 2     129      97,025  SH          SOLE                 97,025  0     0
NEWCASTLE INVT CORP            COM               65105M 10 8     566     182,439  SH          SOLE                182,439  0     0
QLT INC                        COM               746927 10 2  13,949   2,217,693  SH          SOLE              2,217,693  0     0
QUESTCOR PHARMACEUTICALS INC   COM               74835Y 10 1   9,062     913,499  SH          SOLE                913,499  0     0
SERACARE LIFE SCIENCES INC D   COM               81747T 10 4   3,888   1,065,309  SH          SOLE              1,065,309  0     0
SPDR GOLD TRUST                GOLD SHS          78463V 10 7  19,340     151,200  SH   CALL   SOLE                151,200  0     0
TRUBION PHARMACEUTICALS INC    COM               89778N 10 2   4,165     923,400  SH          SOLE                923,400  0     0
VMWARE INC                     CL A COM          928563 40 2   7,646      90,021  SH          SOLE                 90,021  0     0
VONAGE HLDGS CORP              COM               92886T 20 1     117      45,821  SH          SOLE                 45,821  0     0
